UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3229

DWS Funds Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Short Term Bond Fund

(formerly Scudder Short-Term Bond Fund)

	Principal Amount ($)	Value ($)

Corporate Bonds 26.6%
Consumer Discretionary 1.9%
Clear Channel Communications, Inc., 6.0%, 11/1/2006	4,000,000	4,009,664
Comcast Cable Communications, Inc., 8.375%, 5/1/2007	5,000,000	5,153,885
DaimlerChrysler NA Holding Corp., 4.125%, 3/7/2007 (a)	2,000,000	1,978,234
Target Corp., 3.375%, 3/1/2008 (a)	1,500,000	1,449,007
Time Warner, Inc., 6.15%, 5/1/2007	2,000,000	2,014,992

		14,605,782
Consumer Staples 2.1%
Altria Group, Inc., 7.2%, 2/1/2007	4,500,000	4,545,297
General Mills, Inc., 5.125%, 2/15/2007	1,500,000	1,497,582
Kraft Foods, Inc.:
4.0%, 10/1/2008	2,000,000	1,934,688
5.25%, 6/1/2007	1,000,000	997,919
Nabisco, Inc., 7.05%, 7/15/2007	1,000,000	1,017,491
PepsiCo, Inc., 3.2%, 5/15/2007 (a)	1,500,000	1,469,146
Safeway, Inc., 4.8%, 7/16/2007	2,500,000	2,478,080
Wal-Mart Stores, Inc., 4.375%, 7/12/2007	2,500,000	2,475,690

		16,415,893
Energy 0.1%
Alabama Power Co., Series CC, 3.5%, 11/15/2007	761,000	739,785
Financials 19.2%
American General Finance Corp.:
2.75%, 6/15/2008	1,500,000	1,417,032
Series H, 4.5%, 11/15/2007	2,500,000	2,472,480
Bank of New York, 5.05%, 3/3/2009	5,000,000	4,993,400
Bank One Corp.:
6.0%, 8/1/2008	3,000,000	3,044,862
7.6%, 5/1/2007	4,000,000	4,088,112
Bear Stearns Companies, Inc.:
2.875%, 7/2/2008	3,500,000	3,321,213
4.0%, 1/31/2008	1,500,000	1,466,820
Berkshire Hathaway Finance Corp., 3.4%, 7/2/2007	1,500,000	1,464,627
Boeing Capital Corp., 4.75%, 8/25/2008 (a)	4,833,000	4,781,074
Capital One Bank, 4.25%, 12/1/2008	2,000,000	1,945,320
Caterpillar Financial Services Corp., Series F, 3.8%, 2/8/2008 (a)	2,500,000	2,432,983
CIT Group, Inc.:
4.75%, 8/15/2008	3,500,000	3,454,349
5.5%, 11/30/2007	1,000,000	1,002,631
7.375%, 4/2/2007	1,000,000	1,019,218
Citigroup, Inc., 3.5%, 2/1/2008	7,500,000	7,274,640
Credit Suisse (USA), Inc., 5.75%, 4/15/2007	1,500,000	1,506,866
EOP Operating LP, 7.75%, 11/15/2007	1,000,000	1,033,723
FleetBoston Financial Corp., 6.375%, 5/15/2008	2,500,000	2,552,092
Ford Motor Credit Co., 6.5%, 1/25/2007	6,500,000	6,475,118

General Electric Capital Corp.:
3.5%, 5/1/2008	1,000,000	966,195
Series A, 3.6%, 10/15/2008	6,500,000	6,237,692
Series A, 4.125%, 3/4/2008	3,500,000	3,428,698
Series A, 6.5%, 12/10/2007	3,000,000	3,058,236
General Motors Acceptance Corp.:
4.5%, 7/15/2006	3,500,000	3,469,963
6.125%, 9/15/2006 (a)	2,000,000	1,990,774
6.125%, 2/1/2007	1,000,000	984,563
6.15%, 4/5/2007	1,000,000	982,161
HSBC Finance Corp.:
4.125%, 3/11/2008	3,500,000	3,425,030
4.125%, 12/15/2008	4,000,000	3,878,192
7.875%, 3/1/2007	1,500,000	1,532,793
International Lease Finance Corp., Series P, 3.125%, 5/3/2007	5,000,000	4,881,555
John Deere Capital Corp.:
Series D, 3.875%, 3/7/2007	2,500,000	2,468,523
Series D, 4.375%, 3/14/2008	5,000,000	4,911,475
JPMorgan Chase & Co.:
5.25%, 5/30/2007	1,500,000	1,497,641
Series A, 6.0%, 1/15/2009	3,000,000	3,044,793
Lehman Brothers Holdings, Inc.:
7.0%, 2/1/2008	4,000,000	4,114,492
8.25%, 6/15/2007	1,000,000	1,031,606
Marshall & Ilsley Bank, 4.5%, 8/25/2008	2,500,000	2,459,048
MBNA Corp., 4.625%, 9/15/2008	5,380,000	5,299,639
Merrill Lynch & Co., Inc., Series C, 4.831%, 10/27/2008	5,000,000	4,951,230
Morgan Stanley:
5.8%, 4/1/2007	3,500,000	3,515,991
6.875%, 3/1/2007	1,000,000	1,014,821
SLM Corp.:
Series A, 3.95%, 8/15/2008	1,000,000	966,488
Series A, 5.625%, 4/10/2007	1,000,000	1,002,883
Southern Co. Capital Funding, Series A, 5.3%, 2/1/2007	2,000,000	1,991,696
Textron Financial Corp., Series E, 4.125%, 3/3/2008	2,500,000	2,446,178
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,500,000	3,373,310
US Bancorp, Series N, 3.95%, 8/23/2007	1,000,000	982,108
US Bank NA:
4.4%, 8/15/2008	4,000,000	3,926,880
6.5%, 2/1/2008	2,480,000	2,536,291
Wachovia Bank NA, 4.375%, 8/15/2008	4,000,000	3,927,344

		146,044,849
Health Care 0.7%
Pfizer, Inc., 2.5%, 3/15/2007	1,000,000	975,018
Wyeth, 4.375%, 3/1/2008	4,500,000	4,417,200

		5,392,218
Industrials 0.5%
CSX Corp., 7.45%, 5/1/2007	1,000,000	1,019,756
General Dynamics Corp., 3.0%, 5/15/2008	1,500,000	1,431,960
Raytheon Co., 6.75%, 8/15/2007	1,753,000	1,780,440

		4,232,156
Materials 0.3%
Dow Chemical Co., 5.0%, 11/15/2007	2,000,000	1,989,902
Weyerhaeuser Co., 6.125%, 3/15/2007	169,000	169,754

		2,159,656

Telecommunication Services 0.6%
Sprint Capital Corp., 6.0%, 1/15/2007	3,000,000	3,014,235
Verizon Global Funding Corp., 6.125%, 6/15/2007	1,500,000	1,513,205

		4,527,440
Utilities 1.2%
Ameren Corp., 4.263%, 5/15/2007	2,571,000	2,537,011
Sempra Energy, 4.621%, 5/17/2007	4,500,000	4,459,955
Wisconsin Electric Power Co., 3.5%, 12/1/2007	2,000,000	1,940,606

		8,937,572

Total Corporate Bonds (Cost $208,880,009)		203,055,351
Foreign Bonds - US$ Denominated 0.4%
Financials
GlaxoSmithKline Capital PLC, 2.375%, 4/16/2007	500,000	485,008
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	1,350,000	1,264,486
Svensk Exportkredit AB, 2.875%, 1/26/2007	1,500,000	1,476,358

Total Foreign Bonds - US$ Denominated (Cost $3,286,375)		3,225,852
Asset Backed 21.7%
Automobile Receivables 10.7%
Aesop Funding II LLC, "A2", Series 2003-4A, 144A, 2.86%, 8/20/2009	3,100,000	2,944,594
AmeriCredit Automobile Receivables Trust:
"A3", Series 2005-BM, 4.05%, 2/6/2010	5,858,000	5,761,627
"A3", Series 2005-DA, 4.87%, 12/6/2010	7,500,000	7,447,660
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	2,237,000	2,220,762
Capital One Auto Finance Trust, "A3", Series 2005-C, 4.61%, 7/15/2010	8,000,000	7,922,077
Ford Credit Auto Owner Trust:
"C", Series 2004-A, 4.19%, 7/15/2009	4,000,000	3,923,376
"A4", Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,896,292
Hertz Vehicle Financing LLC, "A2", Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,414,323
Hyundai Auto Receivables Trust:
"B", Series 2002-A, 144A, 3.54%, 2/16/2009	2,004,355	2,001,663
"D", Series 2004-A, 4.1%, 8/15/2011	1,700,000	1,657,976
Nissan Auto Receivables Owner Trust, "A4", Series 2006-A, 4.77%, 7/15/2011	2,553,000	2,520,060
Triad Auto Receivables Owner Trust, "A4", Series 2006-A, 4.88%, 4/12/2013	7,537,000	7,435,021
Triad Automobile Receivables Owner Trust, "A3", Series 2005-B, 4.28%, 6/14/2010	5,421,000	5,340,506
USAA Auto Owner Trust, "A3", Series 2006-1, 5.01%, 9/15/2010	4,500,000	4,486,595
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2005-1, 4.8%, 7/20/2009	8,300,000	8,251,757
World Omni Auto Receivables Trust, "A3", Series 2006-A, 5.01%, 10/15/2010	7,647,000	7,619,972

		81,844,261
Credit Card Receivables 4.6%
Capital One Multi-Asset Execution Trust:
"A4", Series 2003-A4, 3.65%, 7/15/2011	3,208,000	3,095,603
"C2", Series 2003-C2, 4.32%, 4/15/2009	1,850,000	1,846,419
"B1", Series 2003-B1, 5.919% *, 2/17/2009	3,400,000	3,401,250
Circuit City Credit Card Master Trust, "CTFS", Series 2003-2, 144A, 8.749% *, 4/15/2011	2,750,000	2,753,434
Citibank Credit Card Issuance Trust, "B1", Series 2005-B1, 4.4%, 9/15/2010	7,000,000	6,842,641
MBNA Credit Card Master Note Trust, "A1", Series 2006-A1, 4.9%, 7/15/2011	7,695,000	7,686,960
Providian Gateway Master Trust:
"D", Series 2004-DA, 144A, 4.4%, 9/15/2011	7,960,000	7,905,275
"D", Series 2004-FA, 144A, 4.45%, 11/15/2011	1,530,000	1,501,313

		35,032,895

Home Equity Loans 2.2%
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,460,068	1,408,966
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,935,000	2,916,947
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	6,290,000	6,310,434
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	1,311,180	1,307,385
Renaissance Home Equity Loan Trust, "A2", Series 2005-4, 5.399%, 2/25/2036	1,700,000	1,690,154
Residential Asset Securities Corp., "AI4", Series 2002-KS6, 4.38%, 7/25/2030	271,504	269,894
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	2,873,000	2,873,000

		16,776,780
Manufactured Housing Receivables 0.5%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027	223,123	224,829
"A5", Series 1994-1, 7.65%, 4/15/2019	273,496	283,117
"B2", Series 1996-5, 8.45%, 7/15/2027 **	5,789,742	579
Oakwood Mortgage Investors, Inc., "A3", Series 1999-B, 6.45%, 11/15/2017	1,283,394	1,123,098
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	1,866,307	1,933,553

		3,565,176
Miscellaneous 3.7%
CIT RV Trust:
"A5", Series 1998-A, 6.12%, 11/15/2013	694,858	695,243
"A5", Series 1999-A, 6.24%, 8/15/2015	6,450,000	6,478,471
Comed Transitional Funding Trust, "A7", Series 1998-1, 5.74%, 12/25/2010	8,243,000	8,316,642
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	5,072,000	4,824,433
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	2,000,000	2,028,348
PP&L Transition Bond Co. LLC, "A7", Series 1999-1, 7.05%, 6/25/2009	804,659	814,982
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,166,480

		28,324,599

Total Asset Backed (Cost $174,419,137)		165,543,711
US Government Sponsored Agencies 4.1%
Federal Home Loan Bank, Series 580, 4.125%, 10/19/2007 (a)	23,830,000	23,486,562
Federal National Mortgage Association, 4.875%, 4/15/2009	8,000,000	7,945,144

Total US Government Sponsored Agencies (Cost $31,794,696)		31,431,706
Commercial and Non-Agency Mortgage-Backed Securities 24.2%
Amresco Commercial Mortgage Funding, "B", Series 1997-C1, 7.24%, 6/17/2029	301,058	300,212
Banc of America Mortgage Securities, "1A3", Series 2002-K, 3.5%, 10/20/2032	418,416	402,863
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 1.056% ***, 7/11/2042	80,811,084	2,911,979
"X2", Series 2002-TOP8, 144A, Interest Only, 2.313% ***, 8/15/2038	150,895,009	10,713,168
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest Only, 2.274% ***, 5/15/2035	54,925,825	2,756,722
Chase Commercial Mortgage Securities Corp., "A2", Series 1997-2, 6.6%, 12/19/2029	5,362,177	5,433,600
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%, 9/15/2030	9,000,000	9,117,611
CS First Boston Mortgage Securities Corp.:
"A1C", Series 1997-C1, 7.24%, 6/20/2029	9,319,005	9,409,590
"M1", Series 2001-10R, 144A, 7.648% *, 12/27/2028	37,142	36,965
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	7,430,170	7,545,521
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	5,801,980	5,880,508
First Horizon Alternative Mortgage Securities, "A5", Series 2005-FA9, 5.5%, 12/25/2035	9,529,755	9,419,075
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	11,747,159	11,901,931

First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	13,130,637	13,377,756
GMAC Commercial Mortgage Securities, Inc.:
"A2", Series 1998-C2, 6.42%, 5/15/2035	2,567,315	2,618,109
"A3", Series 1997-C1, 6.869%, 7/15/2029	1,297,642	1,316,287
Greenwich Capital Commercial Funding Corp., "XP", Series 2005-GG3, 144A, Interest Only, 0.982% ***, 8/10/2042	160,751,000	4,997,154
Indymac Index Mortgage Loan Trust, "4A1", Series 2005-AR9, 5.333% *, 7/25/2035	4,927,370	4,848,854
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2004-CB9, 3.475%, 6/12/2041	7,439,569	7,182,361
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,374,628
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	2,287,389	2,316,106
LB-UBS Commercial Mortgage Trust:
"XCP", Series 2003-C7, 144A, Interest Only, 0.789% ***, 7/15/2037	253,835,288	3,189,847
"XCP", Series 2004-C6, 144A, Interest Only, 0.904% ***, 8/15/2036	95,162,217	2,374,411
"XCP", Series 2004-C7, 144A, Interest Only, 0.969% ***, 10/15/2036	289,194,180	8,095,991
"A2", Series 2004-C2, 3.246%, 3/15/2029	6,600,000	6,243,582
Merrill Lynch Mortgage Investors, Inc.:
"A2", Series 1998-C2, 6.39%, 2/15/2030	7,300,719	7,392,875
"A3", Series 1996-C2, 6.96%, 11/21/2028	315,063	315,018
"A3", Series 1997-C1, 7.12%, 6/18/2029	511,885	512,334
Morgan Stanley Capital I:
"A1", Series 2004-T15, 4.13%, 6/13/2041	8,559,760	8,349,553
"A2", Series 1999-WF1, 6.21%, 11/15/2031	6,538,996	6,642,061
"A2", Series 1998-WF1, 6.55%, 3/15/2030	1,967,720	1,993,972
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 7.145% *, 7/28/2024	235,875	234,756
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A, 6.73%, 4/28/2024	46,122	46,122
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	6,468,256	6,574,184
Residential Funding Mortgage Security I, "A5", Series 2005-S9, 5.75%, 12/25/2035	1,923,510	1,909,534
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17, 144A, Interest Only, 0.458% ***, 3/15/2042	328,853,930	4,444,954
Washington Mutual Alternative Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	7,236,118	7,184,322

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $193,062,962)		184,364,516
Collateralized Mortgage Obligations 19.3%
Fannie Mae Grantor Trust, "A1", Series 2001-T8, 7.5%, 7/25/2041	1,155,604	1,196,824
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	2,839,531	2,957,452
Federal Home Loan Mortgage Corp.:
"DE", Series 2892, 4.5%, 12/15/2017	18,540,000	18,245,032
"BC", Series 2903, 4.5%, 1/15/2018	15,600,000	15,352,545
"AK", Series 2903, 5.0%, 6/15/2021	14,580,000	14,468,851
"BT", Series 2448, 6.0%, 5/15/2017	11,821	11,978
"CQ", Series 2434, 6.5%, 8/15/2023	12,628,046	12,769,592
Federal National Mortgage Association:
"BC", Series 2005-14, 4.5%, 10/25/2017	13,000,000	12,717,667
"PB", Series 2003-7, 4.5%, 11/25/2022	6,849,327	6,802,641
"PF", Series 2005-25, 5.168% *, 4/25/2035	19,128,118	18,933,228
"FY", Series 2004-56, 5.418% *, 1/25/2032	23,179,050	23,471,090
"PD", Series G94-10, 6.5%, 9/17/2009	2,575,482	2,585,931
Government National Mortgage Association:
"AB", Series 2004-18, 4.5%, 12/16/2028	12,498,502	12,108,174
"C", Series 1998-15, 6.5%, 6/20/2028	5,322,315	5,423,770

Total Collateralized Mortgage Obligations (Cost $150,015,082)		147,044,775

Government National Mortgage Association 0.2%
Government National Mortgage Association:
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,650	2,906
11.5%, 4/15/2019	1,321,857	1,447,841

Total Government National Mortgage Association (Cost $1,488,872)		1,450,747
US Treasury Obligations 2.6%
US Treasury Bill, 4.24% ****, 4/20/2006 (b)	520,000	518,836
US Treasury Notes:
4.25%, 10/31/2007 (a)	18,000,000	17,835,462
4.25%, 11/30/2007 (a)	1,000,000	990,430
4.375%, 12/31/2007 (a)	600,000	595,219

Total US Treasury Obligations (Cost $20,011,016)		19,939,947
	Shares	Value ($)

Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $49,089,103)	49,089,103	49,089,103
Cash Equivalents 0.2%
Cash Management QP Trust, 4.64% (e) (Cost $1,476,643)	1,476,643	1,476,643
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 833,523,895)	105.8	806,622,351
Other Assets and Liabilities, Net	(5.8)	(44,302,421)

Net Assets	100.0	762,319,930

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**	In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Green Tree Financial
Corp., "B2", Series 1996-5	8.45%	7/15/2027	5,789,742 USD	6,352,261	579

***	These securities are shown at their current rate as of March 31, 2006.
****	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $48,130,719 which is 6.3% of net assets.
(b)	At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

2-Year US Treasury Note	6/30/2006	15	3,061,361	3,057,891	3,470
5-Year US Treasury Note	6/30/2006	592	62,093,732	61,827,000	266,732
Total unrealized appreciation	270,202

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Term Bond Fund, a series of DWS Funds Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Term Bond Fund, a series of DWS Funds Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006